Schedule of Activity in Real Estate Facilities (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Real estate facilities
Real estate facilities, beginning balance		$ 1,593,623,628	$ 1,210,102,582		$ 1,173,825,368
Impact of foreign exchange rate changes		(15,693,784)	(138,457)		4,147,798	$ 6,582,603
Facilities acquired through merger with SSTIV			324,344,636
Facility acquisitions		228,359,718	47,162,974
Improvements and additions		5,074,642	12,151,893	[1]
Other facility acquisitions		69,981,850	15,689,143	[2]
Disposition due to deconsolidation	[2]		(15,689,143)
Acquisitions, additions and other	[3]				32,129,416
Real estate facilities, ending balance		1,881,346,054	1,593,623,628		1,210,102,582	1,173,825,368
Accumulated depreciation
Accumulated depreciation, beginning balance		(155,926,875)	(115,903,045)		(83,692,491)	(54,264,685)
Depreciation expense		(35,420,113)	(40,158,233)		(31,711,102)	(29,188,668)
Impact of foreign exchange rate changes		1,998,533	71,937		(499,452)	(441,554)
Disposition due to deconsolidation	[2]		62,466
Accumulated depreciation, ending balance		$ (189,348,455)	$ (155,926,875)		$ (115,903,045)	$ (83,692,491)

[1]	Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.
[2]	Such activity represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.
[3]	Such amount includes approximately $13 million of construction in process that was placed into service during the year ended December 31, 2020.